Property, Plant and Equipment - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment acquired	€ 31.5	€ 13.5
Production and Logistics Facility in Wittichenau
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment acquired	18.0
Birkenstock Australia Pty. Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment acquired through business combinations	€ 0.6